ASSETS HELD FOR SALE	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment Assets Held-For-Sale Disclosure [Abstract]
Long Lived Assets Held For Sale Disclosure [Text Block]

NOTE 9 - ASSETS HELD FOR SALE

Upon the completion of the new facilities in Beijing Economic-Technological Development Area, the Company relocated its headquarters to the new facilities in August 2010, and intended to dispose of the previous headquarters in Beijing Xisanqi, which was comprised of a prepaid land lease and buildings, with an aggregate carrying amount of $8,945,718 as of June 30, 2011. The previous headquarters were recognized as assets held for sale as of June 30, 2011.

However, during the year ended June 30, 2012, due to the state macro-control on the real estate market in the PRC, the Company decided not to dispose of the previous headquarters in Beijing Xisanqi, and reclassified them from assets held for sale to prepaid land lease and property, plant and equipment as of June 30, 2012, respectively. Upon reclassification, each asset was recorded at the carrying amount before it was classified as held for sale, adjusted for any amortization or depreciation that would have been recognized had the asset been continuously classified as held and used, which was lower than its fair value. The effect on the results of operations related to amortization and depreciation charges for the year ended June 30, 2012 amounted to $281,270.